UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Glacier Bay Capital LLC

Address:  402 West Broadway
          24th Floor
          San Diego, California 92101


13F File Number: 028-12822

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Joshua N. Solan
Title:    Managing Member
Phone:    (619) 744-7345


Signature, Place and Date of Signing:

/s/ Joshua N. Solan                San Diego, CA              May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total: $30,373
                                       (thousands)


List of Other Included Managers:

NONE


                                                    FORM 13F INFORMATION TABLE
                                                           March 31, 2008




COLUMN 1                      COLUMN  2          COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7     COLUMN 8

                              TITLE                          VALUE     SHRS OR    SH/  PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS           CUSIP       (X$1000)  PRN AMT    PRN  CALL   DISCRETION  MANAGERS  SOLE SHARED NONE
--------------                --------           -----       --------  -------    ---  ----   ----------  --------  ---- ------ ----
ACXIOM CORP                   COM                005125109     692        58,320  SH          SOLE        NONE      X
BENIHANA INC                  COM                082047101     169        15,000  SH          SOLE        NONE      X
BENIHANA INC                  CL A               082047200     857        76,000  SH          SOLE        NONE      X
COUGAR BIOTECHNOLOGY INC      COM                222083107     528        25,200  SH          SOLE        NONE      X
INFOUSA INC NEW               COM                456818301   1,832       300,000  SH          SOLE        NONE      X
OCCAM NETWORKS INC            COM NEW            67457P309   6,606     1,214,351  SH          SOLE        NONE      X
ORTHOVITA INC                 COM                68750U102     355       137,500  SH          SOLE        NONE      X
RUBIOS RESTAURANTS INC        COM                78116B102     546        95,410  SH          SOLE        NONE      X
SUPER MICRO COMPUTER INC      COM                86800U104   5,793       693,811  SH          SOLE        NONE      X
SUPPORTSOFT INC               COM                868587106   5,528     1,675,112  SH          SOLE        NONE      X
TOWN SPORTS INTL HLDGS INC    COM                89214A102   4,289       669,025  SH          SOLE        NONE      X
VALEANT PHARMACEUTICALS INTL  COM                91911X104   2,920       227,600  SH          SOLE        NONE      X
VENOCO INC                    COM                92275P307     232        20,000  SH          SOLE        NONE      X
CHINACAST EDU CORP            *W EXP 03/16/200   16946T117      26        32,383  SH   CALL   SOLE        NONE      X



SK 25482 0002 878734